16. LEASES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Opening balance	R$ 474,390	R$ 640,989
New leases	52,835	106,584
Present Value Adjustments - New leases	(6,511)	(54,080)
Contract review	63,250	(175,609)
Write off	(7,757)	(1,374)
Payments	(103,648)	(94,727)
Interest appropriated	54,236	52,607
Exchange variation	3,336
Net balance	R$ 530,131	R$ 474,390